INCOME TAXES (Details) - Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total	$ 2,733	$ 1,735	$ 11,909	$ 16,509
Domestic - Israel [Member]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total			9,345	12,156
Foreign- Cayman Islands [Member]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total			2,569	4,161
Foreign - Chinese Subsidiary [Member]
Schedule of Israel and Foreign Components of Loss from Continuing Operations, Before Income Taxes [Line Items]
Total			$ (5)	$ 192